Issued Capital	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of issued capital [Abstract]
Issued capital

12. Issued capital

Consolidated
2022	2021
$	$
86,586,794	45,852,107

	Consolidated
	2022	2022
	$	No. of shares
(a) Ordinary shares - movements during year

At start of year	45,852,107	1,068,411,224
Issues of new shares – placements	400,000	5,000,000
Issues of new shares – share based payments[1]	-	10,000,000
Exercise of options	40,274,243	207,650,638
Shares in lieu of advisor fees	450,000	1,272,166
Share issue costs	(389,555)	-
At end of year	86,586,794	1,292,334,028

[1]	The fair value of shares issued to employees and Directors expensed during the period has been recorded through the share base payment equity reserve refer to note 13 for further details. Ordinary shares entitle the holder to participate in dividends and the proceeds on winding up of the Company in proportion to the number of shares held. On a show of hands, every shareholder present at a meeting is entitled to one vote and upon a poll each share is entitled to one vote. Ordinary shares have no par value, and the Company does not have a limited amount of authorised capital.

16. Issued capital

(a) Issued Capital

	Consolidated
	30 June 2021	30 June 2020
Ordinary shares	$45,852,107	$34,192,043

(b) Ordinary shares — movements during years

	Year ended 30 June 2021 (No. of shares)	Year ended 30 June 2020 (No. of shares)
At beginning of year	748,654,489	581,897,040
Issues of new shares – placements	—	114,663,460
Issues of new shares – share based payments	2,952,619	5,750,000
Conversion of performance rights	30,303,593	11,916,668
Exercise of options	286,500,523	34,427,321
At end of year	1,068,411,224	748,654,489

Ordinary shares entitle the holder to participate in dividends and the proceeds on winding up of the Company in proportion to the number of shares held. On a show of hands, every shareholder present at a meeting is entitled to one vote and upon a poll each share is entitled to one vote. Ordinary shares have no par value and the Company does not have a limited amount of authorised capital.